SALE OF INTEREST IN YGUAZÚ CEMENTOS S.A.—DISCONTINUED OPERATIONS - Summary of Cash Flows From Continuing And Discontinued Operations (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flows From Continuing And Discontinued Operation [Line Items]
Net cash generated by operating activities	$ 0	$ 0	$ 2,462,716
Net cash used in investing activities	0	0	(403,476)
Net cash used in financing activities	0	0	(7,565,911)
Effects of exchange rate differences on cash and cash equivalents in foreign currency	$ 228,104	$ 2,183,549	12,837,726
Discontinued operations | Loma Yguazu Cementos S.A.
Disclosure Of Cash Flows From Continuing And Discontinued Operation [Line Items]
Net cash generated by operating activities			2,462,716
Net cash used in investing activities			(403,481)
Net cash used in financing activities			(7,565,911)
Effects of exchange rate differences on cash and cash equivalents in foreign currency			(45,870)
Total cash used during the fiscal year for discontinued operations			$ (5,552,546)